Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of cash flow hedge instruments
As of December 31, 2016, the Company's cash flow hedge instruments had maturity dates ranging from January 2017 to November 2018 as follows (in thousands):

	Notional Amount	Fair Value (1)	Accumulated Other Comprehensive Income (Loss) (2)(3)
Derivative assets	$545,638	$44,570	$42,634
Derivative liabilities	42,207	(1,815)	(1,453)
	$587,845	$42,755	$41,181
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(1)	All derivative assets related to cash flow hedges are included in the consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)	Included in the consolidated balance sheets within accumulated other comprehensive income (loss).

(3)
The Company recorded a net gain of $31,896 within accumulated other comprehensive income (loss) relating to cash flow hedges that will be reclassified to revenue and expenses as they mature over the next 12 months.

As of December 31, 2015, the Company's cash flow hedge instruments had maturity dates ranging from January 2016 to December 2017 as follows (in thousands):

	Notional Amount	Fair Value (1)	Accumulated Other Comprehensive Income (Loss) (2)(3)
Derivative assets	$367,330	$16,027	$34,578
Derivative liabilities	47,447	(813)	(19,709)
	$414,777	$15,214	$14,869
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(1)	All derivative assets related to cash flow hedges are included in the consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)	Included in the consolidated balance sheets within accumulated other comprehensive income (loss).

(3)
The Company recorded a net gain of $12,940 within accumulated other comprehensive income (loss) relating to cash flow hedges that will be reclassified to revenue and expenses as they mature over the next 12 months.

Schedule of fair value of derivative instruments Recognized in consolidated balance sheets
The following table presents the fair value of derivative instruments recognized in the Company’s consolidated balance sheets as of December 31, 2016 (in thousands):

	Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet	Net Consolidated Balance Sheet Amounts(1)	Gross Amounts not Offset in the Consolidated Balance Sheet (2)	Net
Assets:
Designated as hedging instruments:
Cash flow hedges
Foreign currency forward and option contracts	$44,570	$—	$44,570	$(1,815)	$42,755
Net investment hedges
Foreign currency forward contracts	6,930	—	6,930	(3,310)	3,620
	51,500	—	51,500	(5,125)	46,375

Not designated as hedging instruments:
Embedded derivatives	9,745	—	9,745	—	9,745
Foreign currency forward contracts	8,734	—	8,734	(1,873)	6,861
	18,479	—	18,479	(1,873)	16,606
Additional netting benefit	—	—	—	(2,436)	(2,436)
	$69,979	$—	$69,979	$(9,434)	$60,545

Liabilities:
Designated as hedging instruments:
Cash flow hedges
Foreign currency forward and option contracts	$1,815	$—	$1,815	$(1,815)	$—
Net investment hedges
Foreign currency forward contracts	3,525	—	3,525	(3,310)	215
	5,340	—	5,340	(5,125)	215

Not designated as hedging instruments:
Embedded derivatives	1,525	—	1,525	—	1,525
Economic hedges of embedded derivatives	866	—	866	—	866
Foreign currency forward contracts	3,228	—	3,228	(1,873)	1,355
	5,619	—	5,619	(1,873)	3,746
Additional netting benefit	—	—	—	(2,436)	(2,436)
	$10,959	$—	$10,959	$(9,434)	$1,525
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(1)	As presented in the Company’s consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)
The Company enters into master netting agreements with its counterparties for transactions other than embedded derivatives to mitigate credit risk exposure to any single counterparty. Master netting agreements allow for individual derivative contracts with a single counterparty to offset in the event of default.

The following table presents the fair value of derivative instruments recognized in the Company’s consolidated balance sheets as of December 31, 2015 (in thousands):

	Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet	Net Consolidated Balance Sheet Amounts(1)	Gross Amounts not Offset in the Consolidated Balance Sheet (2)	Net
Assets:
Designated as hedging instruments:
Foreign currency forward and option contracts	$16,027	$—	$16,027	$(813)	$15,214

Not designated as hedging instruments:
Embedded derivatives	8,926	—	8,926	—	8,926
Economic hedges of embedded derivatives	744	—	744	—	744
Foreign currency forward contracts	43,203	—	43,203	(34,577)	8,626
	52,873	—	52,873	(34,577)	18,296
Additional netting benefit	—	—	—	(9,512)	(9,512)
	$68,900	$—	$68,900	$(44,902)	$23,998

Liabilities:
Designated as hedging instruments:
Foreign currency forward and option contracts	$813	$—	$813	$(813)	$—

Not designated as hedging instruments:
Embedded derivatives	1,772	—	1,772	—	1,772
Economic hedges of embedded derivatives	417	—	417	—	417
Foreign currency forward contracts	76,923	—	76,923	(34,577)	42,346
	79,112	—	79,112	(34,577)	44,535
Additional netting benefit	—	—	—	(9,512)	(9,512)
	$79,925	$—	$79,925	$(44,902)	$35,023
_________________________

(1)	As presented in the Company’s consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)
The Company enters into master netting agreements with its counterparties for transactions other than embedded derivatives to mitigate credit risk exposure to any single counterparty. Master netting agreements allow for individual derivative contracts with a single counterparty to offset in the event of default.